ACQUISITIONS - Change in Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Neoen
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 575	$ 544
Trade receivables and other current assets	313	341
Assets held for sale	868	861
Property, plant and equipment, at fair value	6,999	7,185
Deferred income tax assets	47	60
Financial instrument assets	359	345
Equity-accounted investments	21	8
Other non-current assets	95	68
Accounts payable and accrued liabilities	365	367
Current portion of non-recourse borrowings	(988)	(955)
Liabilities directly associated with assets held for sale	(369)	(340)
Financial instrument liabilities	(216)	(101)
Non-recourse borrowings	(3,693)	(3,656)
Deferred income tax liabilities	(328)	(423)
Provisions	(184)	(156)
Other long-term liabilities	(498)	(499)
Fair value of net assets acquired	2,636	2,915
Non-controlling interests	(3,059)	(3,005)
Goodwill	3,797	3,531
Identifiable assets acquired (liabilities assumed)	3,374	$ 3,441
Purchase price allocation adjustments
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	31
Trade receivables and other current assets	(28)
Assets held for sale	7
Property, plant and equipment, at fair value	(186)
Deferred income tax assets	(13)
Financial instrument assets	14
Equity-accounted investments	13
Other non-current assets	27
Accounts payable and accrued liabilities	(2)
Current portion of non-recourse borrowings	(33)
Liabilities directly associated with assets held for sale	(29)
Financial instrument liabilities	(115)
Non-recourse borrowings	(37)
Deferred income tax liabilities	95
Provisions	(28)
Other long-term liabilities	1
Fair value of net assets acquired	(279)
Non-controlling interests	(54)
Goodwill	266
Identifiable assets acquired (liabilities assumed)	$ (67)